Note 10 - Revenue - Disaggregation of Revenue (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019
Net sales	$ 32,980,607	$ 28,150,817	$ 39,995,580	$ 40,975,320	$ 42,203,066	$ 43,326,080	$ 53,432,029	$ 48,193,318	$ 142,102,324	$ 187,154,493
Mill Reject Pipe [Member]
Net sales									1,471,000	1,617,000
Coil [Member]
Net sales									99,762,892	124,555,478
Coil [Member] | Prime Coil [Member]
Net sales									87,222,853	106,436,452
Coil [Member] | Secondary Coil [Member]
Net sales									11,792,212	16,867,632
Coil [Member] | Customer Owned [Member]
Net sales									747,827	1,251,394
Tubular [Member]
Net sales									42,339,432	62,599,015
Tubular [Member] | Manufactured Pipe [Member]
Net sales									34,974,506	45,689,886
Tubular [Member] | Mill Reject Pipe [Member]
Net sales									7,364,926	16,072,129
Tubular [Member] | Pipe Finishing Services [Member]
Net sales										$ 837,000